ACCOUNTS RECEIVABLE - Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
ACCOUNTS RECEIVABLE
Beginning balance	$ 1,919,152	$ 1,997,310
Exchange difference	101,221	(78,158)
Ending balance	$ 2,020,373	$ 1,919,152